Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Accounting Policies [Abstract]
Schedule of Potentially Dilutive Securities Not Included in Calculation of Diluted Net Loss per Share

Potentially dilutive securities not included in the calculation of diluted net loss per share attributable to common stockholders because to do so would be anti-dilutive are as follows:

	As of September 30,
	2018	2017
Options to purchase common stock	7,454,266	6,071,707
Warrants to purchase common stock	240,620	240,620

Potentially dilutive securities not included in the calculation of diluted net loss per share attributable to common stockholders because to do so would be anti-dilutive are as follows:

	As of December 31,
	2017	2016	2015
Options to purchase common stock	6,083,482	4,841,274	3,716,520
Warrants to purchase common stock	240,620	240,620	250,646